Operating profit/(loss)	12 Months Ended
Jun. 30, 2025
Operating Profitloss
Operating profit/(loss)

7. Operating profit/(loss)

Operating profit/(loss) from continuing operations is stated after charging/(crediting):

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Amortization of intangible assets	360	384	831
Depreciation of property, plant and equipment	157	746	750
Auditors’ remuneration - audit fees	250	267	193
Auditors’ remuneration - tax services	-	-	8
Directors’ emoluments	777	742	719
Other losses/(gains)	(16)	(89)	(30)